Joint operations (Joint operations proportionate interest in net assets table) (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 19, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint operations [line items]
Total assets		$ 8,632,793	$ 7,517,744
Joint operations [member]
Disclosure of joint operations [line items]
Total assets		2,745,245	2,854,340
Total liabilities		$ 328,730	349,779
McArthur River [Member]
Disclosure of joint operations [line items]
Ownership		69.81%
Principal place of business		Canada
Total assets		$ 998,368	1,010,956
Total liabilities		$ 37,881	36,697
Key Lake [Member]
Disclosure of joint operations [line items]
Ownership		83.33%
Principal place of business		Canada
Total assets		$ 527,841	549,051
Total liabilities		$ 240,487	267,579
Cigar Lake [Member]
Disclosure of joint operations [line items]
Ownership		54.55%
Principal place of business		Canada
Total assets		$ 1,219,036	1,294,333
Total liabilities		$ 50,362	$ 45,503
Cigar Lake [Member] | Before acquiring additional interest in Joint Venture [Member]
Disclosure of joint operations [line items]
Ownership	50.025%
Cigar Lake [Member] | Idemitsu [Member]
Disclosure of joint operations [line items]
Participating interest held in Joint Venture	7.875%